Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2011	Dec. 30, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	$ 2,208,184	$ 5,967,330		$ 5,967,330		$ 2,435,050
Issuances	7,962,081					13,693,991
Revaluation (gains) losses included in other income and (expenses)	(145,133)	(2,176,982)		(3,759,146)		(9,271,985)
Settlements						(889,726)
Balance,Period End Date	10,025,132	3,790,348	2,208,184	2,208,184	5,967,330	5,967,330
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(129,796)	2,176,982	3,759,146		9,326,210
Warrant Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	102,695	655,219		655,219
Issuances	7,962,081
Revaluation (gains) losses included in other income and (expenses)	234,639	(221,390)
Settlements
Balance,Period End Date	8,299,415	433,829
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(234,640)	221,390
Conversion Element OF Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	274,928	1,931,295		1,931,295
Issuances
Revaluation (gains) losses included in other income and (expenses)	(274,928)	(1,472,985)
Settlements
Balance,Period End Date		458,310
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30		1,472,985
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	1,210,909	1,245,101		1,245,101
Issuances
Revaluation (gains) losses included in other income and (expenses)	90,014	89,444
Settlements
Balance,Period End Date	1,300,923	1,334,545
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(90,014)	(89,444)
Series A Convertible Preference Share Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	619,652	2,135,715		2,135,715
Issuances
Revaluation (gains) losses included in other income and (expenses)	(194,858)	(572,051)
Settlements
Balance,Period End Date	424,794	1,563,664
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	$ 194,858	$ 572,051